UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  2/28

Date of reporting period:  7/1/2008 - 6/30/2009

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Select Money Market Trust
(the "Registrant"):

Evergreen Institutional Money Market Funds (FYE 2/28)
	Evergreen Institutional 100% Treasury Money Market Fund
	Evergreen Institutional Money Market Fund
	Evergreen Institutional Municipal Money Market Fund
	Evergreen Institutional Treasury Money Market Fund
	Evergreen Institutional U.S. Government Money Market Fund
	Evergreen Prime Cash Management Money Market Fund

The Registrant, including all of its series listed above, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report.

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT MONEY MARKET TRUST
                                By:   /s/ W. Douglas Munn
                                   ---------------------------------------
                                    W. Douglas Munn
                                    President
				    		(Chief Executive Officer)

Date:  August 24, 2009
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